Note 5 - Loans and Leases - Summary of Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and leases	$ 576,424	$ 561,614
Residential Portfolio Segment [Member]
Loans and leases	122,905	119,841
Commercial Real Estate and Agriculture Real Estate [Member]
Loans and leases	367,614	354,446
Commercial and Agriculture Loans [Member]
Loans and leases	77,658	80,630
Consumer Portfolio Segment [Member]
Loans and leases	$ 8,247	$ 6,697